Other Current Tax Receivables - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Current Receivables [line items]
Financial result	R$ (1,610,936)	R$ (2,751,499)	R$ (3,055,776)
Recovering tax credits	338,040
Interest on other receivables	460,861	R$ 120,030	R$ 263,180
Provision for taxes other than income tax [member]
Trade and Other Current Receivables [line items]
Recognition of tax assets related to exclusion of tax on sales and services	431,283
Deduction of gross sales	139,013
Other income	199,027
Financial result	93,243
Recovering tax credits	338,040
Interest on other receivables	93,243
Cosan Lubrificantese Especialidades S A [member]
Trade and Other Current Receivables [line items]
Deferred income	232,013
Cosan Lubrificantese Especialidades S A and Cosan S A [member]
Trade and Other Current Receivables [line items]
Deferred income	200,866
Cosan S.A. [member]
Trade and Other Current Receivables [line items]
Deferred income	31,148
Comgas [member]
Trade and Other Current Receivables [line items]
Contingent asset	569,000
Comgas [member] | PIS and COFINS [member]
Trade and Other Current Receivables [line items]
Tax benefit from federal tax authorities	188,216
Rumo [member] | PIS and COFINS [member]
Trade and Other Current Receivables [line items]
Tax benefit from federal tax authorities	R$ 11,054